FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 5,374.4	$ 4,537.9
Liabilities		(1,973.7)	(2,273.8)
Unamortized deferred transaction costs		77.8	68.3
Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unamortized deferred transaction costs	$ 7.5
Notes | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unamortized deferred transaction costs		3.6	4.5
Term Loan | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unamortized deferred transaction costs		3.7	8.2
Equipment loans | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unamortized deferred transaction costs			0.1
TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(1.4)
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		472.0	501.4
Liabilities		(1,084.7)	(871.8)
Carrying Amount | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(9.2)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.8)
Carrying Amount | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(1.4)
Carrying Amount | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(0.5)
Carrying Amount | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(452.0)	(452.5)
Carrying Amount | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(400.8)	(400.9)
Carrying Amount | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(2.1)	(7.3)
Carrying Amount | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(220.0)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		347.5	367.1
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		68.4	90.5
Carrying Amount | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		10.3	14.2
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0	2.0
Carrying Amount | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		17.1	15.2
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1.6
Carrying Amount | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			5.7
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Carrying Amount | Embedded derivative | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Carrying Amount | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7	5.1
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		472.0	501.4
Liabilities		(1,117.1)	(817.7)
Recurring fair value measurement | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(9.2)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.8)
Recurring fair value measurement | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(1.4)
Recurring fair value measurement | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(0.5)
Recurring fair value measurement | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(435.8)	(388.3)
Recurring fair value measurement | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(449.2)	(411.0)
Recurring fair value measurement | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(2.3)	(7.3)
Recurring fair value measurement | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(220.0)	0.0
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		347.5	367.1
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		68.4	90.5
Recurring fair value measurement | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		10.3	14.2
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0	2.0
Recurring fair value measurement | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		17.1	15.2
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1.6
Recurring fair value measurement | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			5.7
Recurring fair value measurement | Embedded derivative | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0
Recurring fair value measurement | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7	5.1
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		428.2	473.8
Liabilities		(435.8)	(388.3)
Recurring fair value measurement | Level 1 | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 1 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 1 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(435.8)	(388.3)
Recurring fair value measurement | Level 1 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		347.5	367.1
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		68.4	90.5
Recurring fair value measurement | Level 1 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		10.3	14.2
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0	2.0
Recurring fair value measurement | Level 1 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 1 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 1 | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7	12.4
Liabilities		(681.3)	(429.4)
Recurring fair value measurement | Level 2 | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(9.2)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.8)
Recurring fair value measurement | Level 2 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(1.4)
Recurring fair value measurement | Level 2 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(0.5)
Recurring fair value measurement | Level 2 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 2 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(449.2)	(411.0)
Recurring fair value measurement | Level 2 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(2.3)	(7.3)
Recurring fair value measurement | Level 2 | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(220.0)
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1.6
Recurring fair value measurement | Level 2 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			5.7
Recurring fair value measurement | Level 2 | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7	5.1
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		17.1	15.2
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 3 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 3 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		17.1	15.2
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 3 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 3 | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 0.0	$ 0.0